Deferred Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax
Schedule of movement in deferred tax assets and liabilities

	Assets	Liabilities	Total
	$’m	$’m	$’m
At January 1, 2023	216	(320)	(104)
Credited/(charged) to the income statement (note 7)	60	(36)	24
Credited to other comprehensive income	4	4	8
Exchange	3	(5)	(2)
At December 31, 2023	283	(357)	(74)
(Charged)/credited to the income statement (note 7)	(6)	5	(1)
(Charged)/credited to other comprehensive income	(3)	2	(1)
Exchange	(6)	5	(1)
At December 31, 2024	268	(345)	(77)
(Charged)/credited to the income statement (note 7)	(8)	39	31
Charged to other comprehensive income	(4)	(5)	(9)
Exchange	11	(11)	—
At December 31, 2025	267	(322)	(55)

Schedule of components of deferred tax assets and liabilities

	At December 31,
	2025	2024
	$’m	$’m
Tax losses	66	53
Employee benefit obligations	16	19
Depreciation timing differences (including leases)	120	123
Provisions	34	29
Other	31	44
	267	268
Available for offset	(205)	(204)
Deferred tax assets	62	64
Intangible assets	(74)	(85)
Accelerated depreciation and other fair value adjustments (including leases)	(227)	(246)
Other	(21)	(14)
	(322)	(345)
Available for offset	205	204
Deferred tax liabilities	(117)	(141)

Schedule of Tax credit recognized in income statement

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Tax losses	9	16	14
Employee benefit obligations	(1)	(1)	3
Depreciation timing differences (including leases)	(7)	(21)	26
Provisions	4	—	(3)
Other deferred tax assets	(13)	—	20
Intangible assets	15	14	10
Accelerated depreciation and other fair value adjustments (including leases)	24	(8)	(49)
Other deferred tax liabilities	—	(1)	3
	31	(1)	24